Summary of LTV Ratio and DSC Ratios of Mortgage Loan (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Weighted-average DSC ratio	2.02	1.93
Weighted-average LTV ratio	0.60	0.60
Less than 90% [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Weighted-average DSC ratio	2.02	1.94
90% or greater [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Weighted-average DSC ratio	0.83	0.90
Use Greater than One [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Weighted-average LTV ratio	0.60	0.60
Less than 1.00 [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Weighted-average LTV ratio	0.85	0.90